Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	1 Months Ended
	Mar. 31, 2014 sqft	Mar. 31, 2014 sqft	Mar. 31, 2013	Aug. 12, 2013	Dec. 31, 2014	Nov. 28, 2014	Jun. 24, 2014	Apr. 02, 2014	Jan. 31, 2014
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	$ 1,700	$ 20,000	$ 17,000
Lease Expiration Date			Oct. 31, 2014
Executive Office space	995	995
Oculus [Member]
Commitments And Contingencies [Line Items]
Description Of Separation Agreement		separation agreement became effective upon the completion of the IPO and terminates on the earlier of 8.5 years following the closing of the IPO or when the parties mutually agree to terminate it.
Minimum Duration For Shares Transfer		41 months 15 days
Proceeds From Transfer Atleast For Not Consummated		3,800,000
Share Transfer Agreement Terms		Transfers conducted using this one-time right must be conducted with the consent of the Companys board of directors or within the prescribed requirements for such transfers set forth in the separation agreement, including, for example, that the purchase price discount may not exceed certain percentages, the amount of shares transferred may not exceed $3,800,000 in net proceeds to Oculus, as well as certain other requirements set forth in the separation agreement. The separation agreement provides Oculus with certain piggy back registration rights of up to 30%
Percentage Of Outstanding Shares For Laps of Transfer		19.90%
Reimbursement Of Expenses Related To Transfer		1,450,000
Fund To Pay Certain Account Payables Outstanding								534,000	760,000
Oculus [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Shares Transfer By Former Parent		5.00%
Consideration For Shares Transfer By Parent		1,500,000
Chief Executive Officer [Member]
Commitments And Contingencies [Line Items]
Cash Bonus				158,000
Two Executives [Member]
Commitments And Contingencies [Line Items]
Severance Costs					1,144,000
Employee Agreement [Member] | Chief Executive Officer [Member]
Commitments And Contingencies [Line Items]
Officers' Compensation						375,000
Deferred Compensation Arrangement with Individual, Description					(i) a lump severance payment equal to 24 times the average monthly base salary paid to the CEO over the preceding 12 months; (ii) up to one year (the lesser of one year following the date of termination or until the CEO becomes eligible for medical insurance coverage provided by another employer) reimbursement for health care premiums under COBRA; and (iii) automatic vesting of all unvested options and other equity awards.
Employee Agreement [Member] | Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Officers' Compensation							225,000
Deferred Compensation Arrangement with Individual, Description					(i) a lump severance payment equal to 18 times the average monthly base salary paid to the CFO over the preceding 12 months; (ii) up to one year (the lesser of one year following the date of termination or until the CFO becomes eligible for medical insurance coverage provided by another employer) reimbursement for health care premiums under COBRA; and (iii) automatic vesting of all unvested options and other equity awards; provided that in the event the CFO resigns for good reason prior to a change of control, only the vesting of the restricted stock units granted by the Company on May 12, 2014 shall be accelerated.
License And Supply Agreement [Member]
Commitments And Contingencies [Line Items]
Supply Commitment, Remaining Minimum Amount Committed	8,000,000	8,000,000
Purchase Commitment, Description		Oculus shall manufacture and supply, at a purchase price equal to 20% over the cost of goods to Oculus
License And Supply Agreement [Member] | First Phase member [Member]
Commitments And Contingencies [Line Items]
Cost of Services, Licenses and Services		1,500,000
License And Supply Agreement [Member] | Second Phase member [Member]
Commitments And Contingencies [Line Items]
Cost of Services, Licenses and Services		1,500,000
License And Supply Agreement [Member] | Third Phase member [Member]
Commitments And Contingencies [Line Items]
Cost of Services, Licenses and Services		3,000,000
License And Supply Agreement [Member] | Fourth Phase member [Member]
Commitments And Contingencies [Line Items]
Cost of Services, Licenses and Services		2,000,000
License And Supply Agreement [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty Guarantees, Commitments, Percentage		3.00%
License And Supply Agreement [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty Guarantees, Commitments, Percentage		20.00%
License And Supply Agreement [Member] | Oculus [Member]
Commitments And Contingencies [Line Items]
Supply Commitment, Remaining Minimum Amount Committed					$ 8,000,000